AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON April 20, 2011

Securities Act Registration No.333-148624

Investment Company Act Reg. No. 811-22167

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT under THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 21	☒

and/or

REGISTRATION STATEMENT under THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 23	☒

ALLIANZ FUNDS MULTI-STRATEGY TRUST

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas, New York, NY 10105

(Address of Principal Executive Offices)

Brian S. Shlissel

c/o Allianz Global Investors Fund Management LLC

1345 Avenue of the Americas

New York, NY 10105

Registrant’s Telephone Number, including Area Code: 212-739-3369

Copies to:

Thomas J. Fuccillo, Esq.	David C. Sullivan, Esq.
c/o Allianz Global Investors Fund Management LLC	Ropes & Gray LLP
1345 Avenue of the Americas	Prudential Tower
New York, NY 10105	800 Boylston Street
Boston, MA 02199

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):

☒           immediately upon filing pursuant to paragraph (b)

☐            On                           pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on                            pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on                            pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment (“PEA”) No. 21 the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 20 on Form N-1A filed March 31, 2011.  This PEA No. 21 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 20 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 20th day of April, 2011.

ALLIANZ FUNDS MULTI-STRATEGY TRUST

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Capacity	Date

/s/ Brian S. Shlissel	President	April 20, 2011
Brian S. Shlissel

/s/ Lawrence G. Altadonna	Treasurer and Principal Financial and Accounting Officer	April 20, 2011
Lawrence G. Altadonna

Paul Belica*	Trustee	April 20, 2011
Paul Belica

Bradford K. Gallagher*	Trustee	April 20, 2011
Bradford K. Gallagher

James A. Jacobson*	Trustee	April 20, 2011
James A. Jacobson

Hans W. Kertess*	Trustee	April 20, 2011
Hans W. Kertess

John C. Maney*	Trustee	April 20, 2011
John C. Maney

William B. Ogden, IV*	Trustee	April 20, 2011
William B. Ogden, IV

Alan Rappaport*	Trustee	April 20, 2011
Alan Rappaport

Deborah A. Zoullas*	Trustee	April 20, 2011
Deborah A. Zoullas

By:	/s/ Brian S. Shlissel
Name:	Brian S. Shlissel
*Attorney-In-Fact and Agent for the Individuals Noted Above

Date:	April 20, 2011

INDEX TO EXHIBITS

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document